CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Of Cash Flows [Abstract]
Underwriters' commissions on issuance of initial public offering		$ 5,980
Increase in restricted cash for Safeguard Program	$ 6,701	85,916
Decrease in restricted cash for Safeguard Program	$ (7,653)	$ (88,631)